Borrowings (Details Narrative) - USD ($) $ in Thousands	Feb. 16, 2018	Sep. 05, 2017
Panameriacan Mall S.A. [Member]
Disclosure of financial instruments by type of interest rate [line items]
Description of maturity	February 16, 2023
USD | Panameriacan Mall S.A. [Member]
Disclosure of financial instruments by type of interest rate [line items]
Nominal value	$ 35,000
Class III And IV Non-convertible Notes [Member]
Disclosure of financial instruments by type of interest rate [line items]
Description of maturity		Maturity date of 36 months from the issue date.
Class III And IV Non-convertible Notes [Member] | Fixed Interest Rate [Member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate		5.00%
Description of interest payment		Quarterly
Class III And IV Non-convertible Notes [Member] | USD
Disclosure of financial instruments by type of interest rate [line items]
Nominal value		$ 140,000